*V1 STKP
*V2 STKP
*V3 STKP
*V4 STKP
*V2NY STKP
                         SUPPLEMENT DATED AUGUST 3, 1998
                      TO THE PROSPECTUSES DATED MAY 1, 1998
                                       OF
                            FRANKLIN VALUEMARK(R) LIFE
                     SINGLE PREMIUM VARIABLE LIFE INSURANCE
                         ALLIANZ LIFE VARIABLE ACCOUNT A

                               ALLIANZ VALUE LIFE
                    FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE
                         ALLIANZ LIFE VARIABLE ACCOUNT A

                       FRANKLIN VALUEMARK(R) II, III AND IV
                       FLEXIBLE PAYMENT VARIABLE ANNUITIES
                         ALLIANZ LIFE VARIABLE ACCOUNT B

                             FRANKLIN VALUEMARK(R) II
                        FLEXIBLE PREMIUM VARIABLE ANNUITY
                        PREFERRED LIFE VARIABLE ACCOUNT C

The  portfolio  expense  tables,  which appear in the sections  entitled  "Fee Table" or "Allianz Life
Variable  Account B Fee  Table" or  "Preferred  Life  Variable  Account  C Fee  Table" in the  annuity prospectuses  and in the  subsections  "Trust Annual  Expenses" or "Portfolio  Annual  Expenses" under
"Deductions and Charges" in the variable life insurance prospectuses, are amended by:

1)  Restating  certain  Portfolios'  "Management  and  Portfolio  Administration  Fees" and the "Other
Expenses"  as  indicated  below.  The  Portfolio   Administration   Fees  for  these  Portfolios  were
inadvertently   included  under  "Other  Expenses"   rather  than  under   "Management  and  Portfolio
Administration  Fees." Please note that "Total Annual Expenses" for each Portfolio shown below are the same as in the May 1, 1998 prospectuses.

                                                             MANAGEMENT
                                                           AND PORTFOLIO        OTHER     TOTAL ANNUAL
PORTFOLIO                                               ADMINISTRATION FEES   EXPENSES      EXPENSES
------------------------------------------------------------------------------------------------------
Mutual Discovery Securities Fund ...................           .95%*            .11%         1.06%
Mutual Shares Securities Fund ......................           .75%*            .05%          .80%
Templeton Global Asset Allocation Fund .............           .80%*            .14%          .94%
Templeton International Smaller Companies Fund .....          1.00%*            .06%         1.06%

*Includes a .15% Administration Fee which is a direct expense of the Portfolio.

2) Adding the following language:

Franklin Advisers, Inc. and Franklin Templeton Services, Inc. have agreed in advance to waive or limit their Management and Portfolio Administration Fees and to assume as their own expense certain expenses otherwise payable by the new Global Health Care Securities and Value Securities Funds as necessary so that through at least December 31, 1998, Total Annual Expenses of each of these portfolios do not exceed 1.00% of its average net assets. As noted in the May 1, 1998 prospectuses, estimated total annual expenses for these portfolios are not anticipated to exceed 1.00% of their average net assets.

Please note: The Global Health Care Securities, Mutual Discovery Securities, Templeton International Smaller Companies and Value Securities Funds are not available in Allianz Value Life.